Financial Statements for Guarantors of Senior Notes - Additional Information (Detail) - 2026 Senior Unsecured Notes [Member] $ in Millions	12 Months Ended
Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 300.0
Debt instrument, maturity year	2026